Carillon Chartwell Mid Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Aerospace & Defense - 4.7%
CAE, Inc. (a)	23,385	$438,469
L3Harris Technologies, Inc.	3,163	752,383
		1,190,852

Banks - 5.2%
First Horizon Corp.	31,831	494,336
M&T Bank Corp.	1,644	292,829
Pinnacle Financial Partners, Inc.	5,340	523,160
		1,310,325

Chemicals - 3.0%
FMC Corp.	11,423	753,233

Consumer Finance - 2.1%
Synchrony Financial	10,438	520,647

Consumer Staples Distribution & Retail - 1.8%
Dollar Tree, Inc. (a)	6,462	454,408

Containers & Packaging - 1.6%
Crown Holdings, Inc.	4,274	409,791

Electrical Equipment - 2.8%
Regal Rexnord Corp.	4,288	711,293

Electronic Equipment, Instruments & Components - 5.4%
Keysight Technologies, Inc. (a)	3,613	574,214
Littelfuse, Inc.	2,939	779,570
		1,353,784

Energy Equipment & Services - 1.9%
Baker Hughes Co.	13,058	472,047

Entertainment - 1.8%
Electronic Arts, Inc.	3,160	453,270

Financial Services - 2.2%
Global Payments, Inc.	5,341	547,025

Food Products - 4.1%
Conagra Brands, Inc.	20,296	660,026
Tyson Foods, Inc. - Class A	6,452	384,281
		1,044,307

Ground Transportation - 2.5%
Norfolk Southern Corp.	2,527	627,960

Health Care Equipment & Supplies - 2.0%
Hologic, Inc. (a)	6,136	499,839

Health Care Providers & Services - 3.6%
Humana, Inc.	1,019	322,758
Quest Diagnostics, Inc.	3,780	586,845
		909,603

Health Care REITs - 2.1%
Alexandria Real Estate Equities, Inc.	4,402	522,737

Hotels, Restaurants & Leisure - 6.5%
Expedia Group, Inc. (a)	6,280	929,565
Restaurant Brands International, Inc.	9,722	701,151
		1,630,716

Insurance - 5.2%
The Allstate Corp.	2,782	527,606
The Hanover Insurance Group, Inc.	5,256	778,466
		1,306,072

IT Services - 2.3%
Cognizant Technology Solutions Corp. - Class A	7,515	580,008

Leisure Products - 1.5%
Brunswick Corp.	4,609	386,326

Life Sciences Tools & Services - 3.2%
Avantor, Inc. (a)	30,794	796,641

Machinery - 8.3%
Gates Industrial Corp. PLC (a)	55,228	969,251
Snap-on, Inc.	1,933	560,010
The Middleby Corp. (a)	4,036	561,529
		2,090,790

Multi-Utilities - 7.7%
Ameren Corp.	7,113	622,103
CMS Energy Corp.	9,283	655,658
Public Service Enterprise Group, Inc.	7,564	674,785
		1,952,546

Oil, Gas & Consumable Fuels - 3.8%
Chesapeake Energy Corp.	6,677	549,183
Diamondback Energy, Inc.	2,380	410,312
		959,495

Real Estate Management & Development - 2.1%
Jones Lang LaSalle, Inc. (a)	1,960	528,828

Residential REITs - 2.1%
Mid-America Apartment Communities, Inc.	3,265	518,808

Retail REITs - 2.6%
Brixmor Property Group, Inc.	23,681	659,753

Specialized REITs - 1.7%
SBA Communications Corp.	1,753	421,947

Specialty Retail - 2.3%
AutoZone, Inc. (a)	182	573,307
TOTAL COMMON STOCKS (Cost $19,033,463)		24,186,358

TOTAL INVESTMENTS - 96.1% (Cost $19,033,463)		24,186,358
Other Assets in Excess of Liabilities - 3.9%		973,670
TOTAL NET ASSETS - 100.0%		$25,160,028

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)      Non-income producing security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Chartwell Mid Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,186,358	$–	$–	$24,186,358
Total Investments	$24,186,358	$–	$–	$24,186,358

Refer to the Schedule of Investments for further disaggregation of investment categories.